Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,000,000.00
Previously Paid Amount	1,479.00
Total Fee Amount	6,497.55
Total Offset Amount	0.00
Net Fee	$ 5,018.55
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A